LOSS PER ORDINARY SHARE (Tables)	9 Months Ended
Sep. 30, 2017
LOSS PER ORDINARY SHARE
Schedule of computation of basic and diluted loss per share

	Nine-month periods ended September 30,
	2016	2017
Net loss	(206,773)	(210,357)
Change in redemption value of redeemable preferred shares	(87,310)	—
(Cumulative) Dividend on preferred shares(i)	(5,588)	—

Net loss attributable to ordinary shareholders	(299,671)	(210,357)

Weighted average number of ordinary shares outstanding—basic and diluted	217,987,922	760,795,203
Loss per ordinary share—basic and diluted	(1.37)	(0.28)

Note (i):	Represents undeclared dividends on redeemable preferred shares that are cumulative and not included in the carrying amount of the redeemable preferred shares.

Schedule of securities excluded from the computation of diluted loss per share

	Nine-month periods ended September 30,
	2016	2017
Share options/restricted shares	28,289,800	53,530,908
Convertible bonds payable	92,813,011	97,298,214
Redeemable preferred shares	349,087,677	—

Total	470,190,488	150,829,122